STATEMENTS OF CHANGES IN STOCKHOLDER'S (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning, Balance at Dec. 31, 2014	$ 3,800	$ 34,200	$ (108,265)	$ (70,265)
Beginning, balance shares at Dec. 31, 2014	3,800,000
Net (loss)			(5,475)	(5,475)
Ending, Balance at Dec. 31, 2015	$ 3,800	34,200	(113,740)	(75,740)
Ending, balance shares at Dec. 31, 2015	3,800,000
Net (loss)			(1,079)	(1,079)
Ending, Balance at Mar. 31, 2016	$ 3,800	$ 34,200	$ (114,819)	$ (76,819)
Ending, balance shares at Mar. 31, 2016	3,800,000